Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000255003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Mast Managed Futures Strategy Fund (Class I/CSAIX)
Accumulated Value	$ 100,000		$ 103,119	$ 101,474	$ 94,702	$ 96,153	$ 91,131	$ 108,747	$ 131,681	$ 121,247	$ 110,493	$ 102,690
C000255004 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Mast Managed Futures Strategy Fund (Class C/CSACX)
Accumulated Value	10,000		10,213	9,956	9,194	9,243	8,676	10,251	12,284	11,203	10,110	9,303
C000255005 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Mast Managed Futures Strategy Fund (Class A/CSAAX)
Accumulated Value	9,472		9,743	9,569	8,907	9,026	8,527	10,151	12,264	11,265	10,245	9,494
C000255007 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Mast Multialternative Strategy Fund (Class A/CSQAX)
Accumulated Value	9,475		9,525	9,853	9,826	9,777	9,885	11,256	11,913	12,050	12,203	12,322
C000255006 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Mast Multialternative Strategy Fund (Class I/CSQIX)
Accumulated Value	100,000		100,726	104,434	104,447	104,248	105,658	120,692	127,969	129,884	131,839	133,479
Bloomberg Global Aggregate Bond C000255003 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		103,431	101,168	93,969	95,344	90,187	107,847	131,458	121,305	110,008	103,937
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,559	10,683	10,464	11,462	12,108	11,957	9,472	9,634	10,554	11,154
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Bloomberg US Aggregate Bond C000255006 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		104,370	105,312	103,150	115,021	122,138	121,554	102,491	102,856	113,704	120,707
Credit Suisse Managed Futures Liquid Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Credit Suisse Managed Futures Liquid Index
Accumulated Value	10,000		10,343	10,117	9,397	9,534	9,019	10,785	13,146	12,130	11,001	10,394
Credit Suisse Managed Futures Liquid C000255003 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		105,591	106,832	104,642	114,622	121,080	119,575	94,718	96,346	105,544	111,545
ICE BofA US 3 Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Index
Accumulated Value	10,000		10,031	10,103	10,272	10,519	10,616	10,622	10,705	11,220	11,827	12,345
ICE BofA US 3 Month Treasury Bill C000255006 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 100,000		$ 100,306	$ 101,029	$ 102,723	$ 105,193	$ 106,157	$ 106,217	$ 107,053	$ 112,197	$ 118,274	$ 123,449